N-2	Aug. 18, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001287032
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	Prospect Capital Corporation
Prospect Capital InterNotes due 2028 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GWT3	US74348GWT39	$293,000.00	100.000%	1.125%	$289,703.75	Fixed	7.500%	Semi-Annual	8/15/2028	2/15/2026	$36.25	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 2/15/2026 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Five Hundred Fifty-Sixth, One Thousand Five Hundred Fifty-Seventh and One Thousand Five Hundred Fifty-Eighth Supplemental Indenture dated as of August 21, 2025.
The date from which interest shall accrue on the Notes is Thursday, August 21, 2025. The “Interest Payment Dates” for the Notes shall be February 15 and August 15 of each year, commencing February 15, 2026; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be February 1 or August 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after February 15, 2026 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Notes will be sold to you at the selling price specified in this pricing supplement. The Purchasing Agent shall purchase notes from us at the selling price less the applicable gross concession specified in this pricing supplement. The Purchasing Agent may resell the notes it purchases to the agents and selected dealers at the selling price less a concession that, at the discretion of the Purchasing Agent, may be less than or equal to the gross concession received by the Purchasing Agent. Notes purchased by the agents and selected dealers on behalf of level-fee (investment or advisory) accounts may be sold to such accounts at the selling price less the applicable concession, and such agents and selected dealers shall not retain, as compensation, any portion of such concession.

Long Term Debt, Title [Text Block]	7.500% Notes due 2028
Long Term Debt, Principal	$ 293,000
Long Term Debt, Structuring [Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GWT3	US74348GWT39	$293,000.00	100.000%	1.125%	$289,703.75	Fixed	7.500%	Semi-Annual	8/15/2028	2/15/2026	$36.25	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 2/15/2026 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Five Hundred Fifty-Sixth, One Thousand Five Hundred Fifty-Seventh and One Thousand Five Hundred Fifty-Eighth Supplemental Indenture dated as of August 21, 2025.
The date from which interest shall accrue on the Notes is Thursday, August 21, 2025. The “Interest Payment Dates” for the Notes shall be February 15 and August 15 of each year, commencing February 15, 2026; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be February 1 or August 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after February 15, 2026 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Notes will be sold to you at the selling price specified in this pricing supplement. The Purchasing Agent shall purchase notes from us at the selling price less the applicable gross concession specified in this pricing supplement. The Purchasing Agent may resell the notes it purchases to the agents and selected dealers at the selling price less a concession that, at the discretion of the Purchasing Agent, may be less than or equal to the gross concession received by the Purchasing Agent. Notes purchased by the agents and selected dealers on behalf of level-fee (investment or advisory) accounts may be sold to such accounts at the selling price less the applicable concession, and such agents and selected dealers shall not retain, as compensation, any portion of such concession.

Prospect Capital InterNotes due 2030 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GWU0	US74348GWU02	$172,000.00	100.000%	1.700%	$169,076.00	Fixed	7.750%	Semi-Annual	8/15/2030	2/15/2026	$37.46	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 2/15/2026 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Five Hundred Fifty-Sixth, One Thousand Five Hundred Fifty-Seventh and One Thousand Five Hundred Fifty-Eighth Supplemental Indenture dated as of August 21, 2025.
The date from which interest shall accrue on the Notes is Thursday, August 21, 2025. The “Interest Payment Dates” for the Notes shall be February 15 and August 15 of each year, commencing February 15, 2026; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be February 1 or August 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after February 15, 2026 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Notes will be sold to you at the selling price specified in this pricing supplement. The Purchasing Agent shall purchase notes from us at the selling price less the applicable gross concession specified in this pricing supplement. The Purchasing Agent may resell the notes it purchases to the agents and selected dealers at the selling price less a concession that, at the discretion of the Purchasing Agent, may be less than or equal to the gross concession received by the Purchasing Agent. Notes purchased by the agents and selected dealers on behalf of level-fee (investment or advisory) accounts may be sold to such accounts at the selling price less the applicable concession, and such agents and selected dealers shall not retain, as compensation, any portion of such concession.

Long Term Debt, Title [Text Block]	7.750% Notes due 2030
Long Term Debt, Principal	$ 172,000
Long Term Debt, Structuring [Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GWU0	US74348GWU02	$172,000.00	100.000%	1.700%	$169,076.00	Fixed	7.750%	Semi-Annual	8/15/2030	2/15/2026	$37.46	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 2/15/2026 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Five Hundred Fifty-Sixth, One Thousand Five Hundred Fifty-Seventh and One Thousand Five Hundred Fifty-Eighth Supplemental Indenture dated as of August 21, 2025.
The date from which interest shall accrue on the Notes is Thursday, August 21, 2025. The “Interest Payment Dates” for the Notes shall be February 15 and August 15 of each year, commencing February 15, 2026; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be February 1 or August 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after February 15, 2026 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Notes will be sold to you at the selling price specified in this pricing supplement. The Purchasing Agent shall purchase notes from us at the selling price less the applicable gross concession specified in this pricing supplement. The Purchasing Agent may resell the notes it purchases to the agents and selected dealers at the selling price less a concession that, at the discretion of the Purchasing Agent, may be less than or equal to the gross concession received by the Purchasing Agent. Notes purchased by the agents and selected dealers on behalf of level-fee (investment or advisory) accounts may be sold to such accounts at the selling price less the applicable concession, and such agents and selected dealers shall not retain, as compensation, any portion of such concession.

Prospect Capital InterNotes due 2032 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GWV8	US74348GWV84	$144,000.00	100.000%	1.950%	$141,192.00	Fixed	8.000%	Semi-Annual	8/15/2032	2/15/2026	$38.67	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 2/15/2026 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Five Hundred Fifty-Sixth, One Thousand Five Hundred Fifty-Seventh and One Thousand Five Hundred Fifty-Eighth Supplemental Indenture dated as of August 21, 2025.
The date from which interest shall accrue on the Notes is Thursday, August 21, 2025. The “Interest Payment Dates” for the Notes shall be February 15 and August 15 of each year, commencing February 15, 2026; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be February 1 or August 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after February 15, 2026 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Notes will be sold to you at the selling price specified in this pricing supplement. The Purchasing Agent shall purchase notes from us at the selling price less the applicable gross concession specified in this pricing supplement. The Purchasing Agent may resell the notes it purchases to the agents and selected dealers at the selling price less a concession that, at the discretion of the Purchasing Agent, may be less than or equal to the gross concession received by the Purchasing Agent. Notes purchased by the agents and selected dealers on behalf of level-fee (investment or advisory) accounts may be sold to such accounts at the selling price less the applicable concession, and such agents and selected dealers shall not retain, as compensation, any portion of such concession.

Long Term Debt, Title [Text Block]	8.000% Notes due 2032
Long Term Debt, Principal	$ 144,000
Long Term Debt, Structuring [Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GWV8	US74348GWV84	$144,000.00	100.000%	1.950%	$141,192.00	Fixed	8.000%	Semi-Annual	8/15/2032	2/15/2026	$38.67	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 2/15/2026 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Five Hundred Fifty-Sixth, One Thousand Five Hundred Fifty-Seventh and One Thousand Five Hundred Fifty-Eighth Supplemental Indenture dated as of August 21, 2025.
The date from which interest shall accrue on the Notes is Thursday, August 21, 2025. The “Interest Payment Dates” for the Notes shall be February 15 and August 15 of each year, commencing February 15, 2026; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be February 1 or August 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after February 15, 2026 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Notes will be sold to you at the selling price specified in this pricing supplement. The Purchasing Agent shall purchase notes from us at the selling price less the applicable gross concession specified in this pricing supplement. The Purchasing Agent may resell the notes it purchases to the agents and selected dealers at the selling price less a concession that, at the discretion of the Purchasing Agent, may be less than or equal to the gross concession received by the Purchasing Agent. Notes purchased by the agents and selected dealers on behalf of level-fee (investment or advisory) accounts may be sold to such accounts at the selling price less the applicable concession, and such agents and selected dealers shall not retain, as compensation, any portion of such concession.